UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Regional Bank Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsRegional Bank Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 92.2%		$1,431,555,297
(Cost $755,615,477)
Financials 92.2%		1,431,555,297
Banks 85.4%
1st Source Corp.	168,200	7,587,502
Access National Corp.	89,870	2,397,732
American Business Bank (I)	128,094	4,912,405
Ameris Bancorp	477,536	21,536,874
Anchor Bancorp, Inc. (I)	110,771	2,985,278
Atlantic Capital Bancshares, Inc. (I)	291,589	5,569,350
Bank of America Corp.	1,959,758	44,368,921
Bank of Commerce Holdings	31,210	310,540
Bank of Hawaii Corp.	68,562	5,890,161
Bank of Marin Bancorp	86,249	5,795,933
Bankwell Financial Group, Inc.	86,389	2,532,062
Banner Corp.	44,779	2,512,997
Bar Harbor Bankshares	142,962	6,194,543
BB&T Corp.	1,024,082	47,302,348
Berkshire Hills Bancorp, Inc.	381,216	13,495,046
BOK Financial Corp.	284,590	23,404,682
Bryn Mawr Bank Corp.	379,103	15,183,075
Cambridge Bancorp	7,870	503,759
Camden National Corp.	60,932	2,527,459
Capstar Financial Holdings, Inc. (I)	53,228	1,112,465
Carolina Financial Corp.	140,407	4,205,190
Chemical Financial Corp.	504,443	24,934,617
Citizens Financial Group, Inc.	1,171,660	42,378,942
City Holding Company	64,515	4,199,281
Civista Bancshares, Inc.	39,317	805,605
Comerica, Inc.	492,418	33,252,988
Commerce Bancshares, Inc.	180,590	10,208,753
County Bancorp, Inc.	86,928	2,373,134
CU Bancorp (I)	164,042	5,946,523
Cullen/Frost Bankers, Inc.	368,491	32,943,095
DNB Financial Corp.	27,917	928,240
Eagle Bancorp Montana, Inc.	96,711	2,021,260
East West Bancorp, Inc.	133,281	6,855,975
Eastern Virginia Bankshares, Inc.	267,817	2,678,170
Equity Bancshares, Inc. (I)	60,213	1,966,557
Equity Bancshares, Inc., Class A (I)	130,014	4,246,257
Evans Bancorp, Inc.	126,399	4,664,123
FCB Financial Holdings, Inc., Class A (I)	370,312	17,386,148
Fifth Third Bancorp	937,447	24,467,367
First Bancorp, Inc.	70,124	1,893,348
First Bancshares, Inc.	45,868	1,256,187
First Business Financial Services, Inc.	198,880	4,818,862
First Citizens BancShares, Inc., Class A	24,963	9,154,931
First Community Corp.	225,917	4,495,748
First Connecticut Bancorp, Inc.	276,259	6,257,266
First Financial Bancorp	277,191	7,636,612
First Hawaiian, Inc.	162,767	5,369,683
First Merchants Corp.	486,176	18,635,126

2SEE NOTES TO FUND'S INVESTMENTS

Regional Bank Fund

	Shares	Value
Financials (continued)
Banks (continued)
Flushing Financial Corp.	159,741	$4,344,955
FNB Corp.	1,099,076	16,420,195
German American Bancorp, Inc.	54,974	2,638,202
Glacier Bancorp, Inc.	485,312	17,243,135
Great Southern Bancorp, Inc.	56,741	2,839,887
Great Western Bancorp, Inc.	321,906	13,761,482
Hancock Holding Company	458,388	21,017,090
Heritage Commerce Corp.	883,103	12,398,766
Heritage Financial Corp.	254,270	6,483,885
Heritage Oaks Bancorp	1,078,353	14,600,900
Horizon Bancorp	526,722	13,499,885
Howard Bancorp, Inc. (I)	196,548	3,321,661
Huntington Bancshares, Inc.	1,786,488	24,171,183
Independent Bank Corp. (MA)	421,593	26,286,324
Independent Bank Corp. (MI)	177,844	3,734,724
JPMorgan Chase & Co.	584,551	49,470,551
KeyCorp	2,735,552	49,157,869
M&T Bank Corp.	293,217	47,668,288
Mackinac Financial Corp.	221,252	2,938,227
MainSource Financial Group, Inc.	162,630	5,344,022
MB Financial, Inc.	560,836	24,974,027
Merchants Bancshares, Inc.	70,298	3,585,198
MutualFirst Financial, Inc.	6,176	193,000
National Commerce Corp. (I)	65,149	2,443,088
Nicolet Bankshares, Inc. (I)	25,270	1,224,837
Northrim BanCorp, Inc.	68,115	1,924,249
Oak Valley Bancorp	2,739	38,866
Old National Bancorp	714,042	12,674,246
Old Second Bancorp, Inc.	311,662	3,365,950
Pacific Continental Corp.	317,606	7,876,629
Park Sterling Corp.	1,270,367	14,863,294
Peoples Bancorp, Inc.	160,457	4,982,190
Pinnacle Financial Partners, Inc.	143,268	9,577,466
PrivateBancorp, Inc.	62,277	3,404,061
QCR Holdings, Inc.	115,671	4,852,398
Regions Financial Corp.	1,661,634	23,944,146
Renasant Corp.	258,516	10,288,937
S&T Bancorp, Inc.	16,044	603,575
Sandy Spring Bancorp, Inc.	166,078	6,804,216
SBT Bancorp, Inc.	51,192	1,274,681
Shore Bancshares, Inc.	249,645	4,016,788
Sierra Bancorp	20,477	547,965
Southern First Bancshares, Inc. (I)	194,883	6,898,858
Southwest Bancorp, Inc.	254,606	7,052,586
State Bank Financial Corp.	154,894	4,095,397
Sun Bancorp, Inc.	204,720	5,118,000
SunTrust Banks, Inc.	876,791	49,819,265
SVB Financial Group (I)	176,500	30,398,595
The Community Financial Corp.	84,993	2,429,100
The First of Long Island Corp.	78,735	2,133,719
The PNC Financial Services Group, Inc.	417,684	50,314,215

SEE NOTES TO FUND'S INVESTMENTS3

Regional Bank Fund

				Shares	Value
Financials (continued)
Banks (continued)
Towne Bank				219,832	$7,078,590
TriCo Bancshares				373,002	13,752,584
U.S. Bancorp				974,878	51,327,327
Union Bankshares Corp.				281,962	10,364,923
Washington Trust Bancorp, Inc.				221,505	12,072,023
Wells Fargo & Company				481,465	27,120,923
Westbury Bancorp, Inc. (I)				133,217	2,930,774
Western Alliance Bancorp (I)				385,837	19,052,631
Xenith Bankshares, Inc. (I)				188,100	4,898,124
Yadkin Financial Corp.				281,197	8,998,304
Zions Bancorporation				640,123	27,006,786
Consumer finance 1.3%
Capital One Financial Corp.				238,655	20,856,060
Thrifts and mortgage finance 5.5%
Bank Mutual Corp.				213,248	2,036,518
BSB Bancorp, Inc. (I)				237,109	6,579,775
Coastway Bancorp, Inc. (I)				136,934	2,293,645
First Defiance Financial Corp.				226,745	10,988,063
HomeStreet, Inc. (I)				353,704	9,267,045
Provident Financial Holdings, Inc.				142,987	2,649,549
Provident Financial Services, Inc.				329,936	8,733,406
Southern Missouri Bancorp, Inc.				189,771	6,387,692
United Community Financial Corp.				1,045,033	8,893,231
United Financial Bancorp, Inc.				376,293	6,792,089
WSFS Financial Corp.				448,374	20,311,342
Preferred securities 0.3%					$4,834,835
(Cost $3,537,253)
Financials 0.3%					4,834,835
Banks 0.3%
OFG Bancorp, Series C, 8.750%				2,184	2,684,813
SB Financial Group, Inc., 6.500%				124,900	2,150,022
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 0.7%					$11,203,600
(Cost $10,710,551)
Financials 0.7%					11,203,600
Banks 0.7%
Cadence Financial Corp. (S)	4.875		06-28-19	4,200,000	4,091,300
Old Second Bancorp, Inc.(5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750		12-31-26	2,975,000	3,036,800
Popular, Inc.	7.000		07-01-19	3,900,000	4,075,500
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 8.2%					$126,864,000
(Cost $126,864,000)
U.S. Government Agency 4.9%					76,397,000
Federal Home Loan Bank Discount Note	0.450		02-01-17	76,397,000	76,397,000

4SEE NOTES TO FUND'S INVESTMENTS

Regional Bank Fund

	Par value^	Value
Repurchase agreement 3.3%		$50,467,000
Barclays Tri-Party Repurchase Agreement dated 1-31-17 at 0.530% to be repurchased at $49,167,724 on 2-1-17, collateralized by $51,029,500 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-26 (valued at $50,151,142, including interest)	49,167,000	49,167,000
Repurchase Agreement with State Street Corp. dated 1-31-17 at 0.100% to be repurchased at $1,300,004 on 2-1-17, collateralized by $1,265,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $1,327,218, including interest)	1,300,000	1,300,000
Total investments (Cost $896,727,281)† 101.4%		$1,574,457,732
Other assets and liabilities, net (1.4%)		($21,911,152)
Total net assets 100.0%		$1,552,546,580

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $898,043,970. Net unrealized appreciation aggregated to $676,413,762, of which $676,742,276 related to appreciated investment securities and $328,514 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$1,325,766,882	$1,324,510,695	$1,256,187	—
Consumer finance	20,856,060	20,856,060	—	—
Thrifts and mortgage finance	84,932,355	84,932,355	—	—
Preferred securities	4,834,835	—	4,834,835	—
Corporate bonds	11,203,600	—	11,203,600	—
Short-term investments	126,864,000	—	126,864,000	—
Total investments in securities	$1,574,457,732	$1,430,299,110	$144,158,622	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	01Q1	01/17
This report is for the information of the shareholders of John Hancock Regional Bank Fund.		3/17

John Hancock

Financial Industries Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsFinancial Industries Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 92.7%		$859,387,937
(Cost $644,086,150)
Financials 89.2%		826,570,162
Banks 55.9%
1st Source Corp.	212,062	9,566,117
Access National Corp. (L)	73,391	1,958,072
American Business Bank (I)	15,703	602,210
Ameris Bancorp	193,601	8,731,405
Atlantic Capital Bancshares, Inc. (I)	321,273	6,136,314
Bank of America Corp.	1,061,527	24,032,971
Bank of Ireland (I)	39,514,777	10,615,932
Bank of Marin Bancorp	60,633	4,074,538
Bankwell Financial Group, Inc.	101,263	2,968,019
BOK Financial Corp. (L)	22,586	1,857,473
Cambridge Bancorp	5,315	340,213
Capstar Financial Holdings, Inc. (I)	52,533	1,097,940
Chemical Financial Corp.	258,635	12,784,328
Citigroup, Inc.	218,720	12,211,138
Citizens Financial Group, Inc.	653,299	23,629,825
Comerica, Inc.	338,674	22,870,655
County Bancorp, Inc.	85,667	2,338,709
Danske Bank A/S	550,702	18,368,378
Equity Bancshares, Inc. (I)	44,140	1,441,612
Equity Bancshares, Inc., Class A (I)	50,880	1,661,741
Evans Bancorp, Inc.	99,711	3,679,336
First Bancshares, Inc.	45,002	1,232,470
First Business Financial Services, Inc.	148,579	3,600,069
First Hawaiian, Inc.	168,790	5,568,382
First Merchants Corp.	239,637	9,185,286
Flushing Financial Corp.	222,648	6,056,026
Glacier Bancorp, Inc.	536,782	19,071,864
Great Southern Bancorp, Inc.	54,895	2,747,495
Great Western Bancorp, Inc.	196,136	8,384,814
Heritage Commerce Corp.	258,418	3,628,189
Heritage Financial Corp.	86,846	2,214,573
Horizon Bancorp	56,860	1,457,322
Independent Bank Corp.	168,954	3,548,034
JPMorgan Chase & Co.	333,719	28,242,639
KeyCorp	1,173,804	21,093,258
M&T Bank Corp. (L)	109,545	17,808,731
MB Financial, Inc.	127,630	5,683,364
MutualFirst Financial, Inc.	5,327	166,469
Nicolet Bankshares, Inc. (I)	22,312	1,081,463
Northrim BanCorp, Inc.	15,183	428,920
Oak Valley Bancorp	2,721	38,611
Pacific Continental Corp.	2,584	64,083
Pinnacle Financial Partners, Inc.	36,110	2,413,954
QCR Holdings, Inc.	42,302	1,774,569
Regions Financial Corp.	1,628,851	23,471,743
Sandy Spring Bancorp, Inc.	169,204	6,932,288
Sierra Bancorp	17,641	472,073
Sun Bancorp, Inc.	199,576	4,989,400

2SEE NOTES TO FUND'S INVESTMENTS

Financial Industries Fund

	Shares	Value
Financials (continued)
Banks (continued)
SunTrust Banks, Inc.	438,059	$24,890,512
SVB Financial Group (I)	152,445	26,255,602
The Community Financial Corp.	88,724	2,535,732
The First of Long Island Corp.	98,773	2,676,748
The PNC Financial Services Group, Inc.	93,963	11,318,783
TriCo Bancshares	229,083	8,446,290
U.S. Bancorp	541,386	28,503,973
Union Bankshares Corp.	322,536	11,856,423
Wells Fargo & Company	418,972	23,600,693
Westbury Bancorp, Inc. (I)	45,580	1,002,760
Xenith Bankshares, Inc. (I)	3,588	93,432
Yadkin Financial Corp.	55,672	1,781,504
Zions Bancorporation	540,447	22,801,459
Capital markets 8.8%
Affiliated Managers Group, Inc. (I)	86,177	13,129,928
Altamir	464,713	6,647,685
Ares Capital Corp.	194,671	3,289,940
Close Brothers Group PLC	332,760	6,085,744
Fifth Street Finance Corp.	879,719	4,785,671
Intercontinental Exchange, Inc.	366	21,360
Intermediate Capital Group PLC	748,311	6,533,661
Invesco, Ltd.	573,779	16,593,689
KKR & Company LP	307,358	5,335,735
Schroders PLC	254,038	9,421,829
The Bank of New York Mellon Corp.	58,179	2,602,347
The Blackstone Group LP	165,279	5,062,496
TriplePoint Venture Growth BDC Corp.	140,462	1,817,578
Consumer finance 4.7%
Capital One Financial Corp.	196,023	17,130,450
Discover Financial Services	380,707	26,375,381
Diversified financial services 3.3%
Berkshire Hathaway, Inc., Class B (I)(L)	157,983	25,931,330
Cerved Information Solutions SpA	536,037	4,386,902
Insurance 15.0%
Aon PLC	133,151	15,006,118
Assured Guaranty, Ltd.	597,287	23,240,437
Chubb, Ltd.	192,874	25,361,002
CNO Financial Group, Inc.	776,727	14,687,908
Gjensidige Forsikring ASA	311,533	5,361,140
James River Group Holdings, Ltd.	198,693	7,878,174
Kinsale Capital Group, Inc.	91,245	2,678,041
Lincoln National Corp.	288,270	19,461,108
Marsh & McLennan Companies, Inc.	157,966	10,744,847
The Hartford Financial Services Group, Inc.	295,393	14,388,593
Thrifts and mortgage finance 1.5%
First Defiance Financial Corp.	646	31,305
Provident Financial Services, Inc.	227,315	6,017,028
United Community Financial Corp.	519,774	4,423,277
United Financial Bancorp, Inc.	224,517	4,052,532

SEE NOTES TO FUND'S INVESTMENTS3

Financial Industries Fund

					Shares	Value
Real estate 3.5%						$32,817,775
Equity real estate investment trusts 2.5%
Hibernia REIT PLC					74,336	97,760
Prologis, Inc.					236,641	11,559,913
Rexford Industrial Realty, Inc.					178,213	4,047,217
Vornado Realty Trust					73,628	7,827,393
Real estate management and development 1.0%
Kennedy Wilson Europe Real Estate PLC					126,124	1,508,193
Kennedy-Wilson Holdings, Inc.					380,308	7,777,299
Preferred securities 0.4%						$4,105,895
(Cost $3,300,790)
Financials 0.4%						4,105,895
Banks 0.4%
OFG Bancorp, Series C, 8.750%					3,340	4,105,895
	Rate (%	)	Maturity date		Par value^	Value
Corporate bonds 1.7%						$15,354,167
(Cost $14,873,391)
Financials 1.7%						15,354,167
Banks 0.8%
Cadence Financial Corp. (S)	4.875		06-28-19		4,400,000	4,286,124
Popular, Inc.	7.000		07-01-19		3,134,000	3,275,030
Diversified financial services 0.9%
NewStar Financial, Inc.	7.250		05-01-20		7,735,000	7,793,013
					Shares	Value
Investment companies 1.5%						$13,915,897
(Cost $5,488,585)
AP Alternative Assets LP (I)					362,972	13,915,897
			Yield (%	)	Shares	Value
Securities lending collateral 0.7%						$6,535,519
(Cost $6,535,323)
John Hancock Collateral Trust (W)			0.8662(Y	)	653,108	6,535,519
	Yield	* (%)	Maturity date		Par value^	Value
Short-term investments 3.7%						$33,962,000
(Cost $33,962,000)
U.S. Government Agency 2.2%						20,452,000
Federal Home Loan Bank Discount Note	0.450		02-01-17		20,452,000	20,452,000
					Par value^	Value
Repurchase agreement 1.5%						$13,510,000
Barclays Tri-Party Repurchase Agreement dated 1-31-17 at 0.530% to be repurchased at $13,162,194 on 2-1-17, collateralized by $13,713,200 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $13,425,499, including interest)					13,162,000	13,162,000
Repurchase Agreement with State Street Corp. dated 1-31-17 at 0.100% to be repurchased at $348,001 on 2-1-17, collateralized by $335,000 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $356,504, including interest)					348,000	348,000
Total investments (Cost $708,246,239)† 100.7%						$933,261,415
Other assets and liabilities, net (0.7%)						($6,365,260)
Total net assets 100.0%						$926,896,155

4SEE NOTES TO FUND'S INVESTMENTS

Financial Industries Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-17. The value of securities on loan amounted to $6,364,768.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $709,844,057. Net unrealized appreciation aggregated to $223,417,358, of which $233,765,098 related to appreciated investment securities and $10,347,740 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 1-31-17:

United States	82.4%
United Kingdom	4.2%
Bermuda	3.4%
Switzerland	2.7%
Denmark	2.0%
Guernsey, Channel Islands	1.5%
Ireland	1.2%
Other countries	2.6%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$518,086,926	$487,870,146	$30,216,780	—
Capital markets	81,327,663	52,638,744	28,688,919	—
Consumer finance	43,505,831	43,505,831	—	—
Diversified financial services	30,318,232	25,931,330	4,386,902	—
Insurance	138,807,368	133,446,228	5,361,140	—
Thrifts and mortgage finance	14,524,142	14,524,142	—	—
Equity real estate investment trusts	23,532,283	23,434,523	97,760	—
Real estate management and development	9,285,492	7,777,299	1,508,193	—
Preferred securities	4,105,895	—	4,105,895	—
Corporate bonds	15,354,167	—	15,354,167	—
Investment companies	13,915,897	—	13,915,897	—
Securities lending collateral	6,535,519	6,535,519	—	—
Short-term investments	33,962,000	—	33,962,000	—
Total investments in securities	$933,261,415	$795,663,762	$137,597,653	—
Other financial instruments:
Forward foreign currency contracts	($332,845)	—	($332,845)	—

       6

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at January 31, 2017:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	460,000	USD	497,049	JPMorgan Chase Bank N.A.	3/15/2017	$393	—	$393
USD	17,930,825	DKK	124,620,000	Citibank N.A.	3/15/2017	—	($193,483)	(193,483)
USD	22,249,075	EUR	20,813,773	JPMorgan Chase Bank N.A.	3/15/2017	—	(258,876)	(258,876)
USD	23,484,175	GBP	18,450,000	HSBC Bank USA	3/15/2017	253,619	—	253,619
USD	5,098,785	NOK	43,150,000	UBS AG	3/15/2017	—	(134,498)	(134,498)
						$254,012	($586,857)	($332,845)

Currency abbreviations
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	USD	U.S. Dollar
GBP	Pound Sterling

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	70Q1	01/17
This report is for the information of the shareholders of John Hancock Financial Industries Fund.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017